Other Income, Net	6 Months Ended
Sep. 30, 2025
Other Income, Net [Abstract]
OTHER INCOME, NET	6. OTHER INCOME, NET
	Six months ended September 30,
	2025	2024
	US$	US$
Bank interest income, net	8,630	14,442
Exchange difference	37,676	18,577
Miscellaneous income	25	-

	46,331	33,019